Selected Financial Statement Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment
Medical Equipment, gross	$ 547,497	$ 491,629
Less: Accumulated depreciation	(310,592)	(255,742)
Medical equipment, net	236,905	235,887
Property and office equipment, gross	68,439	58,402
Less: Accumulated depreciation and amortization	(38,345)	(29,942)
Property and office equipment, net	30,094	28,460
Total property and equipment, net	266,999	264,347
Property and equipment financed under capital leases, net	14,698	18,134
Leasehold improvements
Property and Equipment
Property and office equipment, gross	12,072	11,181
Office equipment and vehicles
Property and Equipment
Property and office equipment, gross	$ 56,367	$ 47,221